CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Class A Ordinary [Member] HKD ($) shares	Class B Ordinary [Member] HKD ($) shares	Subscription Receivables [Member] HKD ($)	Additional paid-in capital HKD ($)	Other reserves HKD ($)	Retained earnings [member] HKD ($)	USD ($)	HKD ($)
At March 31, 2025 at Mar. 31, 2023	$ 9	$ 10	$ (10)	$ 9	$ 23,346	$ (4,639)		$ 18,725
Beginning balance, shares at Mar. 31, 2023 | shares	11,505,148	12,499,999
IfrsStatementLineItems [Line Items]
Imputed interest					223			223
Profit and total comprehensive income for the year						9,211		9,211
At March 31, 2026 at Mar. 31, 2024	$ 9	$ 10	(10)	9	23,569	4,572		28,159
Ending balance, shares at Mar. 31, 2024 | shares	11,505,148	12,499,999
IfrsStatementLineItems [Line Items]
Imputed interest					258			258
Profit and total comprehensive income for the year						10,086		10,086
At March 31, 2026 at Mar. 31, 2025	$ 9	$ 10	(10)	9	23,827	14,658		38,503
Ending balance, shares at Mar. 31, 2025 | shares	11,505,148	12,499,999
IfrsStatementLineItems [Line Items]
Imputed interest					207			207
Issurance of ordinary shares			10					10
Issurance of shares pursuant to IPO, net of offering Costs		$ 1		37,541				37,542
Issurance of shares pursuant to IPO, net of offering Costs, shares | shares		1,515,000
Profit and total comprehensive income for the year						10,159		10,159
At March 31, 2026 at Mar. 31, 2026	$ 9	$ 11		$ 37,550	$ 24,034	$ 24,817	$ 11,078	$ 86,421
Ending balance, shares at Mar. 31, 2026 | shares	11,505,148	14,014,999